CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Equity / (deficit) attributable to owners of the parent USD ($)	Issued capital USD ($)	Share premium USD ($)	Stock options USD ($)	Retained deficit USD ($)	Foreign currency translation reserve USD ($)	Revaluation of PP&E and effect of tax rate change USD ($)	Non-controlling Interests USD ($)	USD ($)
Beginning balance at Dec. 31, 2015	$ 1,097,282	$ 2,810	$ 4,426,440	$ 3,285	$ (3,335,253)				$ 1,097,282
Parent company investment	50,470,291		50,470,291						50,470,291
Non-controlling investment								$ 6,481,930	6,481,930
Non-controlling interest in business combination								36,339,002	36,339,002
Stock options	43,827			43,827					43,827
Profit (loss) of the year	(5,865,870)				(5,865,870)			(316,019)	(6,181,889)
Other comprehensive income or loss	(3,217,818)					$ (3,217,818)		(1,361,882)	(4,579,700)
Ending balance at Dec. 31, 2016	42,527,712	2,810	54,896,731	47,112	(9,201,123)	(3,217,818)		41,143,031	83,670,743
Parent company investment	1,357,788		1,357,788						1,357,788
Sale of preferred stocks to non-controlling interest								3,277,615	3,277,615
Stock options	25,710			25,710					25,710
Profit (loss) of the year	(5,908,927)				(5,908,927)			(2,469,622)	(8,378,549)
Other comprehensive income or loss	(2,160,662)					(3,380,262)	$ 1,219,600	(553,579)	(2,714,241)
Ending balance at Jun. 30, 2017	35,841,621	2,810	56,254,519	72,822	(15,110,050)	(6,598,080)	1,219,600	41,397,445	77,239,066
Parent company investment	2,009,385		2,009,385						2,009,385
Purchase of preferred stocks to non-controlling interest	9,759,545		9,759,545					(9,759,545)
Stock options	30,005			30,005					30,005
Profit (loss) of the year	(11,039,533)				(11,039,533)			(3,271,713)	(14,311,246)
Other comprehensive income or loss	(22,887,539)					(30,013,990)	7,126,451	(8,946,015)	(31,833,554)
Ending balance at Jun. 30, 2018	13,713,484	$ 2,810	68,023,449	102,827	(26,149,583)	(36,612,070)	8,346,051	19,420,172	33,133,656
Parent company investment	(14,558,347)		$ (14,558,347)						(14,558,347)
Adjustment of opening balance for the application of IAS 29	19,560,024				22,546,341		(2,986,317)	7,797,295	27,357,319
Reverse Stock Options	$ (102,827)			$ (102,827)					$ (102,827)
Reverse recapitalization	21,906,182	329	21,905,853						21,906,182
Private warrants	$ (3,432,723)		$ (3,432,723)						$ (3,432,723)
Shares issued - Rizobacter call option	21,440,126	$ 474	21,439,652					(14,302,975)	7,137,151
Contribution Semya	3,108,981		3,108,981						3,108,981
Profit (loss) of the year	(18,369,045)				(18,369,045)			2,010,154	(16,358,891)
Other comprehensive income or loss	4,036,008					5,132,487	(1,096,479)	(131,643)	3,904,365
Ending balance at Jun. 30, 2019	$ 47,301,863	$ 3,613	$ 96,486,865		$ (21,972,287)	$ (31,479,583)	$ 4,263,255	$ 14,793,003	$ 62,094,866